Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 2,324,878	$ 2,531,341	$ 150,977	$ 5,007,196
CHILE | Corporación de Fomento de la Producción de Chile (CORFO) [Member]
Total		$ 2,531,341		2,531,341
CHILE | Tesorería General de la República [Member]
Total	$ 2,324,878			2,324,878
CHILE | Various Local Chilean Municipalities/Communities [Member]
Total			$ 150,977	$ 150,977